Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document and Entity Information
Entity Registrant Name	China Xiangtai Food Co., Ltd.
Entity Central Index Key	0001735556
Trading Symbol	PLIN
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	21,964,027
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true